Earnings per Share - Summary of Basic Earnings per Share (Detail) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic earnings per share [abstract]
Profit attributable to owners of the Controlling Company	₩ 1,802,756	₩ 906,713	₩ 966,553
Weighted-average number of common stocks outstanding	357,815,700	357,815,700	357,815,700
Earnings per share	₩ 5,038	₩ 2,534	₩ 2,701